SHARE-BASED PAYMENTS 1 (Detail)	12 Months Ended
	Dec. 31, 2018 $ / shares	Dec. 31, 2017 $ / shares	Dec. 31, 2016 $ / shares
Suboptimal exercise factor	2.8	2.8	2.8
Fair value per ordinary share as at valuation date		$ 0.0707
Minimum [Member]
Risk-free interest rate	3.51%	2.39%	1.92%
Expected volatility range	49.90%	47.50%	48.10%
Fair value per ordinary share as at valuation date	$ 0.0528		$ 0.0310
Maximum [Member]
Risk-free interest rate	3.82%	2.93%	2.23%
Expected volatility range	53.60%	49.30%	50.70%
Fair value per ordinary share as at valuation date	$ 0.0706		$ 0.0326